NET (LOSS) GAIN ON EQUITY SECURITIES	12 Months Ended
Dec. 31, 2023
NET (LOSS) GAIN ON EQUITY SECURITIES
NET (LOSS) GAIN ON EQUITY SECURITIES

16.NET (LOSS) GAIN ON EQUITY SECURITIES

Net (loss) gain on equity securities consists of the following:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Unrealized gain on equity securities still held at the reporting date	45,804,034	—	—	—
Net realized (loss) gain on equity securities during the period	(58,795,556)	(9,810,585)	24,093,019	3,393,431
Net (loss) gains on equity securities	(12,991,522)	(9,810,585)	24,093,019	3,393,431